ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
FDIC insured amount	$ 250,000		$ 250,000
Advertising and marketing costs	$ 578,460	$ 382,310	$ 1,685,992	$ 323,469
Valuation allowance, percentage	100.00%		98.60%	100.00%
Impairment loss			$ 456,377
Allowance for doubtful accounts	$ 20,000		$ 30,000	$ 25,000
Minority Interest [Member]
Ownership interest, percentage	1.40%		1.40%	1.40%